Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2023
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

	Six months ended June 30,
	2023	2022
Numerator:
Net income available to common shareholders:	$147,612	$121,157
Class A, basic and diluted

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,533,273	36,578,297
Plus weighted average number of RSUs with service conditions	673,036	710,529
Common share and common share equivalents, dilutive	36,206,309	37,288,826

Basic earnings per share:
Class A	4.15	3.31

Diluted earnings per share:
Class A	4.08	3.25